UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY
Investment Company Act file number 811-21410
 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Weitz Investment Management, Inc.
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980
 Date of fiscal year end: March 31
Date of reporting period: December 31, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments
December 31, 2018

Common Stocks - 95.4%
	% of Net
Communication Services	Assets	Shares	$ Value
Cable & Satellite	15.0
Liberty Broadband Corp. - Series C*		670,000	48,260,100
Comcast Corp. - Class A		620,000	21,111,000
Liberty Global plc - Class C* (c)		950,000	19,608,000
Liberty SiriusXM Group - Series C*		375,000	13,867,500

Interactive Media & Services	9.6
Alphabet, Inc. - Class C*		40,000	41,424,400
Facebook, Inc. - Class A*		180,000	23,596,200

Movies & Entertainment	2.0
Twenty-First Century Fox, Inc. - Class A		290,000	13,954,800
	26.6		181,822,000

Information Technology
IT Services	9.9
Visa Inc. - Class A		210,000	27,707,400
Mastercard Inc. - Class A		140,000	26,411,000
Accenture plc - Class A(c)		95,000	13,395,950

Software	4.7
Oracle Corp.		715,000	32,282,250

Semiconductors & Semiconductor Equipment	2.8
Analog Devices, Inc.		225,000	19,311,750
	17.4		119,108,350

Financials
Diversified Financial Services	7.9
Berkshire Hathaway Inc. - Class B*		265,000	54,107,700

Investment Banking & Brokerage	3.2
The Charles Schwab Corp.		525,000	21,803,250

Insurance Brokers	3.0
Aon plc - Class A(c)		140,000	20,350,400
	14.1		96,261,350

Consumer Discretionary
Multiline Retail	4.3
Dollar Tree, Inc.*		325,000	29,354,000

Internet & Direct Marketing Retail	4.1
Amazon.com, Inc.*		9,750	14,644,208
Booking Holdings Inc.*		8,000	13,779,360

Automotive Retail	3.2
CarMax, Inc.*		345,000	21,641,850

Consumer Durables & Apparel	2.1
Mohawk Industries, Inc.*		125,000	14,620,000
	13.7		94,039,418

Health Care
Health Care Services	4.6
Laboratory Corp. of America Holdings*		250,000	31,590,000

Pharmaceuticals	3.2
Allergan plc(c)		165,000	22,053,900

Life Sciences Tools & Services	3.1
Thermo Fisher Scientific Inc.		95,000	21,260,050

		$ Principal
	% of Net	Amount or
	Assets	Shares	$ Value
Health Care Equipment	2.4
Danaher Corp.		155,000	15,983,600
	13.3		90,887,550

Materials
Industrial Gases	3.5
Linde plc(c)		155,000	24,186,200

Construction Materials	2.3
Vulcan Materials Co.		155,000	15,314,000
	5.8		39,500,200

Consumer Staples
Beverages	2.4
Diageo plc - Sponsored ADR(c)		115,000	16,307,000

Industrials
Aerospace & Defense	2.1
TransDigm Group, Inc.*		42,000	14,282,520
Total Common Stocks (Cost $475,898,049)			652,208,388

Cash Equivalents - 3.7%

U.S. Treasury Bill 2.38% 2/14/19(a)		10,000,000	9,970,972

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.27%(b)		15,110,800	15,110,800
Total Cash Equivalents (Cost $25,082,323)			25,081,772
Total Investments in Securities (Cost $500,980,372)			677,290,160
Other Assets Less Other Liabilities — 0.9%			5,990,543
Net Assets - 100%			683,280,703
Net Asset Value Per Share - Investor Class			36.69
Net Asset Value Per Share - Institutional Class			37.10

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2018.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

PARTNERS VALUE FUND

Schedule of Investments
December 31, 2018

Common Stocks - 95.5%
	% of Net
Communication Services	Assets	Shares	$ Value
Cable & Satellite	18.9
Liberty Broadband Corp.*
Series A		120,000	8,617,200
Series C		325,000	23,409,750
Liberty Global plc - Class C* (c)		1,150,000	23,736,000
Liberty SiriusXM Group*
Series A		145,000	5,336,000
Series C		450,000	16,641,000
Comcast Corp. - Class A		360,000	12,258,000
Liberty Latin America Ltd. - Class C* (c)		725,000	10,563,250

Interactive Media & Services	8.5
Alphabet, Inc. - Class C*		28,000	28,997,080
Facebook, Inc. - Class A*		125,000	16,386,250
	27.4		145,944,530

Information Technology
IT Services	15.1
Visa Inc. - Class A		190,000	25,068,600
Mastercard Inc. - Class A		130,000	24,524,500
DXC Technology Co.		300,000	15,951,000
Black Knight, Inc.*		325,000	14,644,500

Semiconductors & Semiconductor Equipment	5.7
Texas Instruments, Inc.		200,000	18,900,000
Marvell Technology Group Ltd.(c)		720,000	11,656,800

Software	3.8
Oracle Corp.		445,000	20,091,750
	24.6		130,837,150

Financials
Diversified Financial Services	5.9
Berkshire Hathaway Inc. - Class B*		155,000	31,647,900

Mortgage REITs	3.5
Redwood Trust, Inc.		1,250,000	18,837,500

Investment Banking & Brokerage	3.1
The Charles Schwab Corp.		390,000	16,196,700

Insurance Brokers	3.0
Aon plc - Class A(c)		110,000	15,989,600
	15.5		82,671,700

Materials
Construction Materials	5.6
Summit Materials, Inc. - Class A*		900,000	11,160,000
Martin Marietta Materials, Inc.		55,000	9,452,850
Vulcan Materials Co.		95,000	9,386,000

Specialty Chemicals	2.1
Axalta Coating Systems Ltd.* (c)		480,000	11,241,600
	7.7		41,240,450

Health Care
Health Care Services	4.5
Laboratory Corp. of America Holdings*		190,000	24,008,400

Pharmaceuticals	2.9
Allergan plc(c)		115,000	15,370,900
	7.4		39,379,300

		$ Principal
	% of Net	Amount
Industrials	Assets	or Shares	$ Value
Machinery	5.1
Colfax Corp.*		720,000	15,048,000
Stanley Black & Decker, Inc.		100,000	11,974,000

Aerospace & Defense	2.0
TransDigm Group, Inc.*		32,000	10,881,920
	7.1		37,903,920

Consumer Discretionary
Automotive Retail	3.0
CarMax, Inc.*		255,000	15,996,150

Internet & Direct Marketing Retail	2.8
Qurate Retail, Inc. - Series A*		750,000	14,640,000
	5.8		30,636,150
Total Common Stocks (Cost $397,473,558)			508,613,200

Cash Equivalents - 4.1%

U.S. Treasury Bill 2.38% 2/14/19(a)		5,000,000	4,985,486

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.27%(b)		16,989,099	16,989,099
Total Cash Equivalents (Cost $21,974,860)			21,974,585
Total Investments in Securities (Cost $419,448,418)			530,587,785
Other Assets Less Other Liabilities — 0.4%			2,026,660
Net Assets - 100%			532,614,445
Net Asset Value Per Share - Investor Class			25.56
Net Asset Value Per Share - Institutional Class			25.86

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2018.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
December 31, 2018

Common Stocks - 98.4%
	% of Net
Communication Services	Assets	Shares	$ Value
Cable & Satellite	22.8
Liberty Broadband Corp.* (b)
Series A		135,000	9,694,350
Series C		625,000	45,018,750
Liberty Global plc - Class C* (b) (c)		1,650,000	34,056,000
Liberty SiriusXM Group* (b)
Series A		200,000	7,360,000
Series C		400,000	14,792,000
GCI Liberty, Inc. - Class A* (b)		200,000	8,232,000
Liberty Latin America Ltd. - Class C* (b) (c)		400,000	5,828,000

Interactive Media & Services	8.7
Alphabet, Inc. - Class C* (b)		27,000	27,961,470
Facebook, Inc. - Class A* (b)		150,000	19,663,500

Movies & Entertainment	1.8
Liberty Formula One Group* (b)
Series A		50,000	1,486,000
Series C		150,000	4,605,000
Liberty Braves Group* (b)
Series A		20,000	498,800
Series C		140,000	3,484,600

Broadcasting	0.8
Discovery, Inc. - Class C* (b)		200,000	4,616,000
	34.1		187,296,470

Information Technology
IT Services	16.3
Mastercard Inc. - Class A(b)		160,000	30,184,000
Visa Inc. - Class A		200,000	26,388,000
DXC Technology Co.		350,000	18,609,500
Black Knight, Inc.*		200,000	9,012,000
Perspecta Inc.		300,000	5,166,000

Application Software	5.3
Intelligent Systems Corp.* # †		2,270,000	29,328,400

Semiconductors & Semiconductor Equipment	4.7
Texas Instruments, Inc.(b)		170,000	16,065,000
Marvell Technology Group Ltd.(c)		600,000	9,714,000
	26.3		144,466,900

Financials
Diversified Financial Services	14.9
Berkshire Hathaway Inc. - Class B* (b)		400,000	81,672,000

Investment Banking & Brokerage	2.4
The Charles Schwab Corp.		325,000	13,497,250

Property & Casualty Insurance	1.9
Markel Corp.* (b)		10,000	10,380,500

Mortgage REITs	1.4
Redwood Trust, Inc.(b)		500,000	7,535,000
	20.6		113,084,750

Consumer Discretionary
Internet & Direct Marketing Retail	2.9
Qurate Retail, Inc. - Series A* (b)		500,000	9,760,000
Amazon.com, Inc.* (b)		4,000	6,007,880

Automotive Retail	2.8
CarMax, Inc.*		250,000	15,682,500
	5.7		31,450,380

	% of Net
Health Care	Assets	Shares	$ Value
Health Care Services	3.5
Laboratory Corp. of America Holdings* (b)		150,000	18,954,000

Pharmaceuticals	1.9
Allergan plc (b) (c)		80,000	10,692,800
	5.4		29,646,800

Industrials
Machinery	2.7
Colfax Corp.* (b)		700,000	14,630,000

Aerospace & Defense	1.7
Wesco Aircraft Holdings, Inc.* (b)		1,200,000	9,480,000
	4.4		24,110,000

Materials
Construction Materials	1.9
Summit Materials, Inc. - Class A* (b)		850,000	10,540,000
Total Common Stocks (Cost $360,561,001)			540,595,300

Cash Equivalents - 0.8%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.27%(a)		4,301,205	4,301,205
Total Cash Equivalents (Cost $4,301,205)			4,301,205
Total Investments in Securities (Cost $364,862,206)			544,896,505
Due From Broker(b) - 17.9%			98,141,786
Securities Sold Short - (16.8%)			(92,470,400)
Other Liabilities in Excess of Other Assets - (0.3%)			(1,554,123)
Net Assets - 100%			549,013,768
Net Asset Value Per Share - Investor Class			12.29
Net Asset Value Per Share - Institutional Class			12.73

Securities Sold Short - (16.8%)

SPDR S&P 500 ETF Trust		370,000	(92,470,400)
Total Securities Sold Short (proceeds $76,754,851)			(92,470,400)

* Non-income producing
† Controlled affiliate
# Illiquid and/or restricted security.
(a) Rate presented represents the annualized 7-day yield at December 31, 2018.
(b) Fully or partially pledged as collateral on securities sold short.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

HICKORY FUND

Schedule of Investments
December 31, 2018

Common Stocks - 95.6%
	% of Net
Communication Services	Assets	Shares	$ Value
Cable & Satellite	23.2
Liberty Broadband Corp.*
Series A		50,000	3,590,500
Series C		190,000	13,685,700
Liberty SiriusXM Group*
Series A		50,000	1,840,000
Series C		180,000	6,656,400
GCI Liberty, Inc. - Class A*		185,000	7,614,600
Liberty Latin America Ltd. - Class C* (c)		380,000	5,536,600
Liberty Global plc - Class C* (c)		250,000	5,160,000

Diversified Telecommunication Services	7.4
LICT Corp.* #		967	14,057,763

Movies & Entertainment	6.2
Liberty Formula One Group*
Series A		27,500	817,300
Series C		125,000	3,837,500
Lions Gate Entertainment Corp.(c)
Class A		125,000	2,012,500
Class B		150,000	2,232,000
Liberty Braves Group*
Series A		11,000	274,340
Series C		105,000	2,613,450
	36.8		69,928,653

Information Technology
Software	8.5
ACI Worldwide, Inc.*		325,000	8,992,750
Guidewire Software, Inc.*		90,000	7,220,700

IT Services	5.3
Black Knight, Inc.*		155,000	6,984,300
Perspecta Inc.		180,000	3,099,600

Semiconductors & Semiconductor Equipment	1.7
Marvell Technology Group Ltd.(c)		200,000	3,238,000
	15.5		29,535,350

Materials
Construction Materials	3.6
Summit Materials, Inc. - Class A*		550,000	6,820,000

Specialty Chemicals	3.1
Axalta Coating Systems Ltd.* (c)		250,000	5,855,000

Metals & Mining	2.6
Compass Minerals International, Inc.		120,000	5,002,800

Containers & Packaging	1.1
Myers Industries, Inc.		140,000	2,115,400
	10.4		19,793,200

Consumer Discretionary
Internet & Direct Marketing Retail	6.2
Qurate Retail, Inc. - Series A*		350,000	6,832,000
Liberty Expedia Holdings, Inc. - Series A*		125,000	4,888,750

Consumer Durables & Apparel	2.5
Tupperware Brands Corp.		150,000	4,735,500

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Automotive Retail	1.6
Murphy USA Inc.*		40,000	3,065,600
	10.3		19,521,850

Industrials
Machinery	6.0
Colfax Corp.*		350,000	7,315,000
Gardner Denver Holdings, Inc.*		200,000	4,090,000

Aerospace & Defense	2.1
Wesco Aircraft Holdings, Inc.*		500,000	3,950,000

Building Products	1.5
Fortune Brands Home & Security, Inc.		75,000	2,849,250
	9.6		18,204,250

Financials
Mortgage REITs	4.8
Redwood Trust, Inc.		600,000	9,042,000

Health Care
Health Care Services	4.2
Laboratory Corp. of America Holdings*		63,000	7,960,680

Real Estate
Equity REITs	4.0
Equity Commonwealth		250,000	7,502,500
Total Common Stocks (Cost $141,525,697)			181,488,483

Cash Equivalents - 4.3%

U.S. Treasury Bill 2.38% 2/14/19(a)		5,000,000	4,985,486

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.27(b)		3,127,791	3,127,791
Total Cash Equivalents (Cost $8,113,553)			8,113,277
Total Investments in Securities (Cost $149,639,250)			189,601,760
Other Assets Less Other Liabilities — 0.1%			138,671
Net Assets - 100%			189,740,431
Net Asset Value Per Share			40.17

* Non-income producing
# Illiquid and/or restricted security
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2018.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

BALANCED FUND

Schedule of Investments
December 31, 2018

Common Stocks - 46.5%
	% of Net
Information Technology	Assets	Shares	$ Value
IT Services	4.7
Visa Inc. - Class A		17,000	2,242,980
Mastercard Inc. - Class A		11,000	2,075,150
Accenture plc - Class A(d)		8,000	1,128,080

Software	4.5
Oracle Corp.		47,500	2,144,625
Guidewire Software, Inc.*		20,000	1,604,600
Microsoft Corp.		15,000	1,523,550

Semiconductors & Semiconductor Equipment	3.1
Analog Devices, Inc.		15,000	1,287,450
Texas Instruments, Inc.		12,500	1,181,250
Marvell Technology Group Ltd.(d)		70,000	1,133,300
	12.3		14,320,985

Financials
Diversified Financial Services	2.5
Berkshire Hathaway Inc. - Class B*		14,000	2,858,520

Investment Banking & Brokerage	1.8
The Charles Schwab Corp.		50,000	2,076,500

Mortgage REITs	1.3
Redwood Trust, Inc.		100,000	1,507,000

Diversified Banks	1.2
JPMorgan Chase & Co.		15,000	1,464,300

Insurance Brokers	0.9
Aon plc - Class A(d)		7,500	1,090,200
	7.7		8,996,520

Health Care
Health Care Services	2.2
Laboratory Corp. of America Holdings*		20,000	2,527,200

Life Sciences Tools & Services	1.9
Thermo Fisher Scientific Inc.		10,000	2,237,900

Pharmaceuticals	1.5
Allergan plc(d)		12,500	1,670,750

Health Care Equipment	1.3
Danaher Corp.		15,000	1,546,800
	6.9		7,982,650

Materials
Construction Materials	2.4
Vulcan Materials Co.		15,000	1,482,000
Martin Marietta Materials, Inc.		8,000	1,374,960

Industrial Gases	2.0
Linde plc(d)		15,000	2,340,600

Metals & Mining	1.3
Compass Minerals International, Inc.		35,000	1,459,150

Specialty Chemicals	1.0
Axalta Coating Systems Ltd.* (d)		50,000	1,171,000
	6.7		7,827,710

		$ Principal
	% of Net	Amount
Communication Services	Assets	or Shares	$ Value
Cable & Satellite	3.6
Charter Communications, Inc. - Class A*		9,000	2,564,730
Comcast Corp. - Class A		50,000	1,702,500

Interactive Media & Services	2.0
Alphabet, Inc. - Class C*		2,200	2,278,342
	5.6		6,545,572

Consumer Staples
Beverages	3.0
Diageo plc - Sponsored ADR(d)		15,000	2,127,000
Anheuser-Busch InBev SA/NV - Sponsored ADR(d)		20,000	1,316,200

Food Products	1.0
Mondelez International, Inc. - Class A		30,000	1,200,900
	4.0		4,644,100

Consumer Discretionary
Multiline Retail	1.2
Dollar Tree, Inc.*		15,000	1,354,800

Consumer Durables & Apparel	1.0
Mohawk Industries, Inc.*		10,000	1,169,600
	2.2		2,524,400

Industrials
Machinery	1.1
Stanley Black & Decker, Inc.		11,000	1,317,140
Total Common Stocks (Cost $45,622,862)			54,159,077

Corporate Bonds - 18.6%

American Express Credit Corp. 8.125% 5/20/19		500,000	509,504

Apple Inc. 1.55% 2/08/19		1,000,000	998,885

Bank of America Corp.
2.6% 1/15/19		1,250,000	1,249,763
2.25% 4/21/20		1,000,000	989,364

Berkshire Hathaway Inc. (Finance Corp.)
1.7% 3/15/19		800,000	798,258
4.25% 1/15/21		300,000	307,793

Broadcom Corp. 2.2% 1/15/21		1,000,000	967,209

Capital One Bank USA, N.A.
2.3% 6/05/19		250,000	249,180
8.8% 7/15/19		500,000	513,770

Capital One Financial Corp. 2.45% 4/24/19		718,000	716,901

Capital One N.A. 2.4% 9/05/19		350,000	347,937

Discovery, Inc. 2.2% 9/20/19		1,000,000	989,727

Equity Commonwealth 5.875% 9/15/20		700,000	717,174

First Republic Bank 2.375% 6/17/19		1,200,000	1,194,980

Fortive Corp. 1.8% 6/15/19		500,000	494,078

	$ Principal
	Amount	$ Value
Goldman Sachs Group, Inc. 2.6% 12/27/20	500,000	490,772

JPMorgan Chase & Co.
6.3% 4/23/19	270,000	272,653
3.31713% 3/09/21 Floating Rate (Qtrly LIBOR + 55)	750,000	746,627

The Manitowoc Co., Inc. 12.75% 8/15/21(c)	500,000	533,750

Markel Corp.
7.125% 9/30/19	1,014,000	1,040,650
4.9% 7/01/22	410,000	423,590
3.625% 3/30/23	500,000	497,439

Marriott International, Inc. 3.0% 3/01/19	830,000	828,974

Moody's Corp. 2.75% 7/15/19	559,000	559,158

QVC, Inc. 3.125% 4/01/19	500,000	498,892

Unilever United States, Inc. 2.2% 3/06/19	650,000	649,204

U.S. Bancorp 2.35% 1/29/21	1,000,000	985,496

Wells Fargo & Co.
2.15% 1/15/19	1,000,000	999,715
2.125% 4/22/19	800,000	797,676
4.6% 4/01/21	1,250,000	1,280,387
Total Corporate Bonds (Cost $21,832,333)		21,649,506

Corporate Convertible Bonds - 0.9%

Redwood Trust, Inc. 5.625% 11/15/19 (Cost $999,022)	1,000,000	1,006,879

Asset-Backed Securities - 1.0%(b)

Ascentium Equipment Receivables Trust (ACER)(c)
2018-1A CL A1 — 2.5% 2019 (0.1 years)	141,158	141,158

Drive Auto Receivables Trust (DRIVE)
2018-4 CL A3 — 3.04% 2021 (1.1 years)	500,000	499,291

Flagship Credit Auto Trust (FCAT)(c)
2014-2 CL C — 3.95% 2020 (0.3 years)	192,282	192,640

SoFi Consumer Loan Program LLC (SCLP)(c)
2017-6 CL A1 — 2.2% 2026 (0.4 years)	302,683	301,149
Total Asset-Backed Securities (Cost $1,135,277)		1,134,238

Mortgage-Backed Securities - 2.2%(b)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 2025 (2.3 years)	57,860	58,956

Pass-Through Securities
J14649 — 3.5% 2026 (2.7 years)	96,632	97,865
E02948 — 3.5% 2026 (2.8 years)	149,047	150,941
J16663 — 3.5% 2026 (2.9 years)	86,819	87,918
		395,680

	$ Principal
Federal National Mortgage Association	Amount	$ Value
Pass-Through Securities
MA0464 — 3.5% 2020 (0.7 years)	28,299	28,659
AR8198 — 2.5% 2023 (1.7 years)	121,204	121,410
MA1502 — 2.5% 2023 (1.8 years)	100,637	100,807
995755 — 4.5% 2024 (2.0 years)	13,737	14,147
AB1769 — 3.0% 2025 (2.6 years)	84,554	84,870
AB3902 — 3.0% 2026 (3.0 years)	153,091	153,667
AK3264 — 3.0% 2027 (3.1 years)	121,046	121,500
		625,060

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.0 years)	155,611	155,815

Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)(c) (e)
2017-3 CL 2A2 — 2.5% 2047 (4.2 years)	810,375	784,465
2014-5 CL A1 — 2.98529% 2029 (4.9 years)	217,508	215,572

Sequoia Mortgage Trust (SEMT)(e)
2012-1 CL 1A1 — 2.865% 2042 (3.1 years)	18,130	18,198
2017-CH1 CL A11 — 3.5% 2047 (5.8 years)(c)	356,741	356,138
		1,374,373
Total Mortgage-Backed Securities (Cost $2,575,033)		2,550,928

U.S. Treasury - 29.6%

U.S. Treasury Notes
1.25% 4/30/19	1,000,000	996,065
1.625% 7/31/19	1,000,000	994,705
1.625% 8/31/19	1,000,000	993,463
1.5% 10/31/19	1,000,000	990,875
1.375% 12/15/19	1,000,000	988,178
1.25% 1/31/20	1,000,000	985,641
1.375% 2/15/20	1,000,000	986,304
1.375% 4/30/20	1,000,000	984,690
1.5% 5/15/20	1,000,000	985,858
1.5% 6/15/20	1,000,000	985,537
1.375% 8/31/20	1,000,000	981,249
2.0% 9/30/20	1,000,000	991,247
2.0% 11/30/20	2,000,000	1,981,579
2.0% 2/28/21	1,000,000	989,650
2.375% 4/15/21	1,000,000	997,555
1.375% 5/31/21	1,000,000	974,393
2.625% 6/15/21	1,000,000	1,003,420
1.125% 8/31/21	1,000,000	965,357
1.875% 11/30/21	2,000,000	1,967,503
1.75% 2/28/22	1,000,000	978,411
1.875% 4/30/22	1,000,000	981,080
2.125% 6/30/22	2,000,000	1,976,717
2.0% 7/31/22	1,000,000	983,776
1.875% 8/31/22	1,000,000	978,842
2.0% 11/30/22	1,000,000	982,065
2.0% 2/15/23	1,000,000	980,835
2.5% 3/31/23	2,000,000	2,000,708
1.625% 5/31/23	2,000,000	1,927,350
2.5% 8/15/23	2,000,000	2,000,035
Total U.S. Treasury (Cost $34,663,323)		34,533,088

Cash Equivalents - 0.8%
	Shares	$ Value
State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.27%(a)	988,814	988,814
Total Cash Equivalents (Cost $988,814)		988,814
Total Investments in Securities (Cost $107,816,664)		116,022,530
Other Assets Less Other Liabilities — 0.4%		509,061
Net Assets - 100%		116,531,591
Net Asset Value Per Share		12.71

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at December 31, 2018.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity
(e) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

CORE PLUS INCOME FUND

Schedule of Investments
December 31, 2018

Corporate Bonds - 24.4%	$ Principal
	Amount	$ Value
Andeavor Logistics LP 6.25% 10/15/22	1,000,000	1,022,500

Anheuser-Busch InBev Finance Inc. 3.3% 2/01/23	200,000	194,916

Bank of America Corp. 2.25% 4/21/20	300,000	296,809

Beacon Roofing Supply, Inc. 4.875% 11/01/25(c)	100,000	88,250

Berkshire Hathaway Inc. Finance Corp. 3.0% 5/15/22	200,000	199,627

Boardwalk Pipelines LLC 5.75% 9/15/19	225,000	227,690

Boston Properties LP 3.125% 9/01/23	555,000	536,726

Broadcom Corp. 3.125% 1/15/25	350,000	316,525

Calumet Specialty Products Partners LP
6.5% 4/15/21	350,000	293,125
7.625% 1/15/22	357,000	289,170

CenturyLink, Inc. 5.625% 4/01/20	250,000	249,688

Charter Communications Operating, LLC 4.2% 3/15/28	400,000	375,492

CNX Resources Corp. 5.875% 4/15/22	92,000	88,550

Comcast Corp. 3.95% 10/15/25	500,000	506,587

Computer Sciences Corp. 4.45% 9/15/22	500,000	509,017

Discovery, Inc. 2.95% 3/20/23	400,000	383,414

Dominion Resources, Inc. 2.962% 7/01/19	100,000	99,658

Donnelley Financial Solutions, Inc. 8.25% 10/15/24	108,000	107,460

Equifax Inc. 2.3% 6/01/21	100,000	97,038

Equity Commonwealth 5.875% 9/15/20	1,319,000	1,351,361

FLIR Systems, Inc. 3.125% 6/15/21	400,000	394,586

frontdoor, inc. 6.75% 8/15/26(c)	144,000	137,160

Invista B.V. 4.25% 10/15/19(c)	150,000	149,639

iStar Inc. 5.0% 7/01/19	122,000	121,695

JPMorgan Chase & Co. 3.31713% 3/09/21 Floating Rate (Qtrly LIBOR + 55)	150,000	149,325

L Brands, Inc. 5.625% 2/15/22	40,000	40,000

The Manitowoc Co., Inc. 12.75% 8/15/21(c)	550,000	587,125

Markel Corp.
7.125% 9/30/19	125,000	128,285
4.9% 7/01/22	250,000	258,286
3.625% 3/30/23	200,000	198,976
3.5% 11/01/27	550,000	520,287

Marvell Technology Group Ltd. 4.2% 6/22/23(d)	300,000	299,415

MPLX LP 4.875% 6/01/25	190,000	191,830

	$ Principal
	Amount	$ Value
NGL Energy Partners LP
5.125% 7/15/19	565,000	562,175
7.5% 11/01/23	408,000	393,720

NXP BV 4.625% 6/01/23(c) (d)	100,000	98,250

QVC, Inc. 3.125% 4/01/19	100,000	99,778

Range Resources Corp. 5.0% 8/15/22	301,000	270,524

RELX plc 3.5% 3/16/23	770,000	764,591

Sprint Spectrum Co. LLC 3.36% 3/20/23(c) (e)	171,875	170,156

STORE Capital Corp. 4.5% 3/15/28	503,000	487,146

TC PipeLines LP 4.65% 6/15/21	160,000	162,268

Wells Fargo & Co.
4.6% 4/01/21	400,000	409,724
2.1% 7/26/21	200,000	193,820
Total Corporate Bonds (Cost $14,244,604)		14,022,364

Corporate Convertible Bonds - 1.6%

Redwood Trust, Inc.
5.625% 11/15/19	150,000	151,032
4.75% 8/15/23	350,000	321,547
5.625% 7/15/24	500,000	470,561
Total Corporate Convertible Bonds (Cost $997,536)		943,140

Asset-Backed Securities - 21.8%(b)

AmeriCredit Automobile Receivables Trust (AMCAR)
2015-2 CL D — 3.0% 2021 (1.2 years)	110,000	109,702
2017-1 CL D — 3.13% 2023 (2.2 years)	69,000	68,625

Ascentium Equipment Receivables Trust (ACER)(c)
2016-2A CL E — 6.79% 2024 (1.2 years)	422,000	436,791

CarMax Auto Owner Trust (CARMX)
2017-2 CL B — 2.41% 2022 (2.8 years)	90,000	88,711
2017-2 CL C — 2.6% 2023 (3.1 years)	53,000	52,413
2017-4 CL C — 2.7% 2023 (3.4 years)	51,000	50,407

Credit Acceptance Auto Loan Trust (CAALT)(c)
2016-2A CL C — 4.29% 2024 (0.7 years)	260,000	261,360
2016-3A CL B — 2.94% 2024 (1.0 years)	427,000	425,427

Drive Auto Receivables Trust (DRIVE)
2017-AA CL D — 4.16% 2024 (1.4 years)(c)	290,000	293,375
2018-1 CL D — 3.81% 2024 (1.6 years)	590,000	591,244

DT Auto Owner Trust (DTAOT)(c)
2017-2A CL B — 2.44% 2021 (0.1 years)	53,771	53,738
2016-3A CL C — 3.15% 2022 (0.1 years)	33,516	33,515
2017-4A CL C — 2.86% 2023 (0.7 years)	140,000	139,627
2018-1A CL B — 3.04% 2022 (0.8 years)	300,000	299,304
2016-4A CL D — 3.77% 2022 (1.0 years)	85,000	85,147

Enterprise Fleet Financing LLC (EFF)(c)
2017-2 CL A2 — 1.97% 2023 (0.6 years)	246,616	244,747

	$ Principal
	Amount	$ Value
Exeter Automobile Receivables Trust (EART)(c)
2018-2A CL A — 2.79% 2021 (0.3 years)	111,892	111,704
2017-3A CL A — 2.05% 2021 (0.4 years)	127,149	126,391
2016-3A CL B — 2.84% 2021 (0.5 years)	364,100	364,031
2017-2A CL B — 2.82% 2022 (0.9 years)	160,000	159,330
2016-2A CL C — 5.96% 2022 (1.0 years)	480,000	489,072
2017-1A CL C — 3.95% 2022 (1.6 years)	310,000	312,978
2017-3A CL C — 3.68% 2023 (2.1 years)	88,000	88,284

First Investors Auto Owners Trust (FIAOT)(c)
2015-2A CL D — 4.22% 2021 (1.2 years)	287,000	288,797
2017-1A CL B — 2.67% 2023 (1.4 years)	187,000	185,693
2016-2A CL C — 2.53% 2022 (1.5 years)	116,000	114,373

Flagship Credit Auto Trust (FCAT)(c)
2014-2 CL C — 3.95% 2020 (0.3 years)	353,799	354,457
2015-2 CL B — 3.08% 2021 (0.3 years)	255,437	255,191

Hertz Fleet Lease Funding LP (HFLF)(c)
2018-1 CL A2 — 3.23% 2032 (1.3 years)	370,000	371,325

Marlette Funding Trust (MFT)(c)
2016-1A CL B — 4.78% 2023 (0.1 years)	218,714	219,234
2017-1A CL A — 2.827% 2024 (0.1 years)	32,940	32,924
2016-1A CL C — 9.09% 2023 (0.3 years)	100,000	102,276
2017-1A CL B — 4.114% 2024 (0.5 years)	350,000	351,004
2018-2A CL A — 3.06% 2028 (0.7 years)	110,160	110,010
2018-3A CL A — 3.2% 2028 (0.8 years)	300,303	299,998

OneMain Direct Auto Receivables Trust (ODART)(c)
2017-1A CL B — 2.88% 2021 (0.5 years)	200,000	199,589
2017-2A CL D — 3.42% 2024 (2.1 years)	300,000	297,410

OneMain Financial Issuance Trust (OMFIT)(c)
2015-1A CL A — 3.19% 2026 (0.2 years)	48,596	48,618
2015-2A CL C — 4.32% 2025 (0.5 years)	200,000	200,161
2015-2A CL D — 5.64% 2025 (1.2 years)	380,000	382,866
2016-2A CL C — 5.67% 2028 (1.2 years)	510,000	516,381
2015-1A CL D — 6.63% 2026 (1.5 years)	400,000	407,998

Santander Drive Auto Receivables Trust (SDART)
2016-3 CL B — 1.89% 2021 (0.2 years)	153,819	153,431
2015-5 CL C — 2.74% 2021 (0.2 years)	68,833	68,764
2014-5 CL D — 3.21% 2021 (0.4 years)	69,594	69,584
2017-1 CL C — 2.58% 2022 (0.8 years)	131,000	130,296
2015-5 CL D — 3.65% 2021 (0.9 years)	245,000	245,593
2015-4 CL D — 3.53% 2021 (1.0 years)	100,000	100,356
2016-3 CL D — 2.8% 2022 (1.8 years)	400,000	397,969

SoFi Consumer Loan Program LLC (SCLP)(c)
2016-2 CL A — 3.09% 2025 (0.8 years)	220,892	220,707
2016-3 CL A — 3.05% 2025 (0.9 years)	61,504	61,387
2017-1 CL A — 3.28% 2026 (1.1 years)	36,960	36,953

Springleaf Funding Trust (SLFT)(c)
2015-AA CL A — 3.16% 2024 (0.3 years)	50,250	50,184
2015-AA CL C — 5.04% 2024 (1.3 years)	200,000	200,729

Upstart Securitization Trust (UPST)(c)
2018-1 CL A — 3.015% 2025 (0.2 years)	107,557	107,454
2018-1 CL B — 3.887% 2025 (0.7 years)	250,000	249,481
2017-2 CL C — 5.59% 2025 (1.9 years)	500,000	506,315

Westlake Automobile Receivables Trust (WLAKE)(c)
2017-1A CL C — 2.7% 2022 (0.7 years)	117,000	116,427
2018-1A CL C — 2.92% 2023 (1.2 years)	188,000	186,308
Total Asset-Backed Securities (Cost $12,512,267)		12,526,166

Commercial Mortgage-Backed Securities - 5.4%(b)	$ Principal
	Amount	$ Value
BSPRT Ltd. (BSPRT)(c) (d)
2017-FL2 CL B — 3.85513% 2034 Floating Rate
(Mthly LIBOR + 140) (0.8 years)	250,000	249,128
2017-FL2 CL C — 4.60513% 2034 Floating Rate
(Mthly LIBOR + 215) (0.8 years)	250,000	249,703

GPMT Ltd. (GPMT)(c) (d)
2018-FL1 CL C — 4.62938% 2035 Floating Rate
(Mthly LIBOR + 215) (2.0 years)	550,000	541,750

PFP Ltd. (PFP)(c)
2017-3 CL C — 4.95513% 2035 Floating Rate
(Mthly LIBOR + 250) (0.2 years)	250,000	250,599
2017-3 CL D — 5.95513% 2035 Floating Rate
(Mthly LIBOR + 350) (0.5 years)	750,000	751,399

TPG Real Estate Finance Ltd. (TRTX)(c) (d)
2018-FL1 CL AS — 3.40513% 2035 Floating Rate
(Mthly LIBOR + 95) (0.8 years)	400,000	394,889
2018-FL1 CL C — 4.35513% 2035 Floating Rate
(Mthly LIBOR + 190) (1.1 years)	200,000	199,066

VMC Finance LLC (VMC)(c)
2018-FL1 CL AS — 3.65513% 2035 Floating Rate
(Mthly LIBOR + 120) (1.5 years)	400,000	397,957

VSD LLC (VSD)(c)
2017-PLT1 CL A — 3.6% 2043 (0.2 years)	80,647	80,579
Total Commercial Mortgage-Backed Securities (Cost $3,126,121)		3,115,070

Mortgage-Backed Securities - 4.6%(b)

Federal National Mortgage Association
Pass-Through Securities
932836 — 3.0% 2025 (2.7 years)	71,637	71,905
MA3443 — 4.0% 2048 (7.0 years)	994,586	1,014,865
		1,086,770

Non-Government Agency
Collateralized Mortgage Obligations
COLT Funding LLC (COLT)(c) (f)
2017-2 CL A1A — 2.415% 2047 (1.0 years)	181,642	180,922

Flagstar Mortgage Trust (FSMT)(c) (f)
2017-1 CL 2A2 — 3.0% 2047 (4.5 years)	283,598	280,611

J.P. Morgan Mortgage Trust (JPMMT)(c) (f)
2017-3 CL 2A2 — 2.5% 2047 (4.2 years)	283,631	274,563
2016-3 CL 2A1 — 3.0% 2046 (5.3 years)	280,412	276,974
2018-6 CL 2A2 — 3.0% 2048 (6.5 years)	278,062	274,361

Sequoia Mortgage Trust (SEMT)(c) (f)
2017-CH1 CL A11 — 3.5% 2047 (5.8 years)	285,393	284,910
		1,572,341
Total Mortgage-Backed Securities (Cost $2,660,688)		2,659,111

Taxable Municipal Bonds - 0.7%

Alderwood Water and Wastewater District, Washington, Water & Sewer
Revenue, Series B, 5.15% 12/01/25 (Cost $411,445)	400,000	412,720

	$ Principal
U.S. Treasury - 36.8%	Amount
	or Shares	$ Value
U.S. Treasury Notes/Bonds
2.0% 2/15/25	970,000	938,771
2.125% 5/15/25	2,500,000	2,434,188
2.25% 11/15/25	3,500,000	3,425,249
1.625% 5/15/26	1,500,000	1,401,992
1.5% 8/15/26	850,000	784,680
2.0% 11/15/26	1,650,000	1,576,687
2.25% 2/15/27	1,875,000	1,822,600
2.375% 5/15/27	2,000,000	1,960,181
2.75% 2/15/28	2,250,000	2,263,855
3.5% 2/15/39	1,600,000	1,753,294
2.5% 5/15/46	3,100,000	2,801,940
Total U.S. Treasury (Cost $21,070,448)		21,163,437

Common Stocks - 0.4%

Redwood Trust, Inc. (Cost $192,471)	14,850	223,789

Cash Equivalents - 3.6%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.27%(a)	2,106,211	2,106,211
Total Cash Equivalents (Cost $2,106,211)		2,106,211
Total Investments in Securities (Cost $57,321,791)		57,172,008
Other Assets Less Other Liabilities — 0.7%		386,301
Net Assets - 100%		57,558,309
Net Asset Value Per Share - Investor Class		10.11
Net Asset Value Per Share - Institutional Class		10.11

(a) Rate presented represents the annualized 7-day yield at December 31, 2018.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity
(e) Annual sinking fund
(f) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

SHORT DURATION INCOME FUND

Schedule of Investments
December 31, 2018

Corporate Bonds - 35.9%	$ Principal
	Amount	$ Value
American Express Co. 8.125% 5/20/19	5,616,000	5,722,752

American Express Credit Corp. 2.25% 8/15/19	11,042,000	10,993,006

Andeavor Logistics LP 6.25% 10/15/22	210,000	214,725

Anheuser-Busch InBev Finance Inc. 3.3% 2/01/23	4,800,000	4,677,989

Apple Inc. 1.55% 2/08/19	1,000,000	998,885

Bank of America Corp.
2.65% 4/01/19	6,175,000	6,168,770
2.25% 4/21/20	12,000,000	11,872,364

Berkshire Hathaway Inc.
2.1% 8/14/19	2,750,000	2,737,008
Finance Corp.
2.73425% 1/10/20 Floating Rate (Qtrly LIBOR + 32)	7,000,000	6,998,608
2.9% 10/15/20	3,000,000	3,010,517
4.25% 1/15/21	4,200,000	4,309,108

Boardwalk Pipelines LLC 5.75% 9/15/19	11,008,000	11,139,605

Boston Properties LP 3.125% 9/01/23	9,560,000	9,245,219

Calumet Specialty Products Partners LP 7.625% 1/15/22	900,000	729,000

Capital One Bank USA, N.A.
2.3% 6/05/19	7,000,000	6,977,052
8.8% 7/15/19	3,500,000	3,596,391

Capital One Financial Corp. 2.5% 5/12/20	5,000,000	4,936,218

Capital One N.A. 2.4% 9/05/19	2,000,000	1,988,213

CenturyLink, Inc. 5.625% 4/01/20	750,000	749,063

Comcast Corp. 5.15% 3/01/20	3,000,000	3,071,667

Computer Sciences Corp. 4.45% 9/15/22	325,000	330,861

Dell Inc. 3.48% 6/01/19(c)	5,000,000	4,985,746

Discovery, Inc. 2.95% 3/20/23	1,600,000	1,533,656

Dominion Resources, Inc. 2.962% 7/01/19	9,883,000	9,849,159

eBay, Inc. 2.2% 8/01/19	3,000,000	2,980,548

Equifax Inc. 2.3% 6/01/21	2,900,000	2,814,114

Equity Commonwealth 5.875% 9/15/20	14,195,000	14,543,270

Express Scripts Holding Co.
2.25% 6/15/19	8,955,000	8,917,907
7.25% 6/15/19	5,217,000	5,311,720

Fifth Third Bank 1.625% 9/27/19	2,000,000	1,979,233

First Republic Bank 2.375% 6/17/19	2,753,000	2,741,482

Flir Systems, Inc. 3.125% 6/15/21	2,600,000	2,564,811

	$ Principal
	Amount	$ Value
Ford Motor Credit Co. LLC
2.021% 5/03/19	10,000,000	9,960,436
1.897% 8/12/19	1,000,000	990,322

Fortive Corp. 1.8% 6/15/19	750,000	741,117

General Motors Financial Co., Inc. 3.55% 4/09/21	1,250,000	1,233,313

Goldman Sachs Group, Inc.
3.579% 12/13/19 Floating Rate (Qtrly LIBOR + 80)	6,250,000	6,252,047
3.63719% 4/23/20 Floating Rate (Qtrly LIBOR + 116)	5,479,000	5,498,920
2.6% 12/27/20	1,500,000	1,472,317

Invista B.V. 4.25% 10/15/19(c)	4,980,000	4,968,017

JPMorgan Chase & Co.
6.3% 4/23/19	2,500,000	2,524,562
3.31713% 3/09/21 Floating Rate (Qtrly LIBOR + 55)	1,850,000	1,841,680

JPMorgan Chase Bank, N.A. 3.41375% 9/23/19 Floating
Rate (Qtrly LIBOR + 59)	12,000,000	12,004,749

Lennar Corp. 4.5% 6/15/19	3,977,000	3,977,000

The Manitowoc Co., Inc. 12.75% 8/15/21(c)	8,950,000	9,554,125

Markel Corp.
7.125% 9/30/19	11,859,000	12,170,682
5.35% 6/01/21	10,000,000	10,413,840
4.9% 7/01/22	3,850,000	3,977,611

MetLife Global Funding I 2.3% 4/10/19(c)	2,000,000	1,996,678

NGL Energy Partners LP 5.125% 7/15/19	2,200,000	2,189,000

Omnicom Group, Inc. 6.25% 7/15/19	6,181,000	6,281,241

Plains All American Pipeline, LP 2.6% 12/15/19	1,345,000	1,325,462

QVC, Inc. 3.125% 4/01/19	1,611,000	1,607,430

Range Resources Corp. 5.0% 8/15/22	6,000,000	5,392,500

RELX plc 3.5% 3/16/23	1,800,000	1,787,356

Sprint Spectrum Co. LLC 3.36% 3/20/23(c) (e)	3,265,625	3,232,969

U.S. Bancorp 2.35% 1/29/21	14,000,000	13,796,939

U.S. Bank, N.A. 2.80738% 1/24/20 Floating Rate (Qtrly LIBOR + 32)	7,000,000	6,995,510

VEREIT, Inc. 3.0% 2/06/19	1,870,000	1,868,921

Walt Disney Co. 0.875% 7/12/19	1,000,000	989,159

Wells Fargo & Co.
2.125% 4/22/19	2,800,000	2,791,867
4.6% 4/01/21	5,745,000	5,884,658
2.1% 7/26/21	10,100,000	9,787,883
3.5% 3/08/22	7,900,000	7,876,874

Wells Fargo Bank, N.A. 2.15% 12/06/19	10,000,000	9,910,820
Total Corporate Bonds (Cost $332,660,810)		329,984,672

Corporate Convertible Bonds - 3.7%	$ Principal
	Amount	$ Value
Redwood Trust, Inc.
5.625% 11/15/19	14,850,000	14,952,153
4.75% 8/15/23	14,650,000	13,459,058
5.625% 7/15/24	5,500,000	5,176,165
Total Corporate Convertible Bonds (Cost $34,959,981)		33,587,376

Asset-Backed Securities - 12.7%(b)

ARI Fleet Lease Trust (ARIFL)(c)
2018-B CL A2 — 3.22% 2027 (1.6 years)	1,000,000	1,003,139

Ascentium Equipment Receivables Trust (ACER)(c)
2018-1A CL A1 — 2.5% 2019 (0.1 years)	611,683	611,685
2018-1A CL A2 — 2.92% 2020 (0.6 years)	4,300,000	4,296,280
2016-2A CL E — 6.79% 2024 (1.2 years)	1,600,000	1,656,080

Conn Funding II, LP (CONN)(c)
2018-A CL A — 3.25% 2023 (0.3 years)	1,052,250	1,052,631

Credit Acceptance Auto Loan Trust (CAALT)(c)
2016-2A CL B — 3.18% 2024 (0.4 years)	1,185,000	1,184,141
2016-2A CL C — 4.29% 2024 (0.7 years)	300,000	301,569

Drive Auto Receivables Trust (DRIVE)
2018-4 CL A3 — 3.04% 2021 (1.1 years)	2,500,000	2,496,457
2017-1 CL D — 3.84% 2023 (1.1 years)	6,000,000	6,023,944

Exeter Automobile Receivables Trust (EART)(c)
2018-2A CL A — 2.79% 2021 (0.3 years)	4,140,022	4,133,046
2015-1A CL C — 4.1% 2020 (0.3 years)	314,488	315,098
2017-3A CL A — 2.05% 2021 (0.4 years)	1,303,281	1,295,504
2018-3A CL A — 2.9% 2022 (0.5 years)	2,775,474	2,772,127
2016-2A CL C — 5.96% 2022 (1.0 years)	5,100,000	5,196,390

GLS Auto Receivables Trust (GCAR)(c)
2018-1A CL A — 2.82% 2022 (0.9 years)	495,128	493,455
2018-3A CL A — 3.35% 2022 (1.3 years)	1,381,888	1,382,696

Hertz Fleet Lease Funding LP (HFLF)(c)
2018-1 CL A1 — 2.88694% 2032 Floating Rate
(Mthly LIBOR + 50) (1.3 years)	4,000,000	4,005,807
2018-1 CL A2 — 3.23% 2032 (1.3 years)	1,900,000	1,906,806

Marlette Funding Trust (MFT)(c)
2016-1A CL B — 4.78% 2023 (0.1 years)	1,093,572	1,096,168
2017-1A CL A — 2.827% 2024 (0.1 years)	494,100	493,856
2017-2A CL A — 2.39% 2024 (0.1 years)	700,847	699,980
2017-3A CL A — 2.36% 2024 (0.3 years)	954,338	951,554
2018-1A CL A — 2.61% 2028 (0.4 years)	2,075,607	2,069,296
2017-1A CL B — 4.114% 2024 (0.5 years)	1,650,000	1,654,735
2017-2A CL B — 3.19% 2024 (0.6 years)	3,000,000	2,996,066
2018-2A CL A — 3.06% 2028 (0.7 years)	2,250,408	2,247,346
2018-3A CL A — 3.2% 2028 (0.8 years)	6,831,894	6,824,957
2018-4A CL A — 3.71% 2028 (1.1 years)	2,437,931	2,444,102
2018-1A CL C — 3.69% 2028 (1.7 years)	1,832,000	1,819,401

OneMain Direct Auto Receivables Trust (ODART)(c)
2017-2A CL B — 2.55% 2023 (1.4 years)	7,000,000	6,931,179

OneMain Financial Issuance Trust (OMFIT)(c)
2015-2A CL C — 4.32% 2025 (0.5 years)	4,800,000	4,803,867
2016-2A CL B — 5.94% 2028 (0.8 years)	1,195,000	1,213,914
2015-2A CL D — 5.64% 2025 (1.2 years)	6,000,000	6,045,252
2016-2A CL C — 5.67% 2028 (1.2 years)	2,500,000	2,531,279
2015-1A CL D — 6.63% 2026 (1.5 years)	1,600,000	1,631,994

Prestige Auto Receivables Trust (PART)(c)
2018-1A CL A2 — 2.97% 2021 (0.7 years)	4,000,000	3,989,399

	$ Principal
	Amount	$ Value
SoFi Consumer Loan Program LLC (SCLP)(c)
2017-6 CL A1 — 2.2% 2026 (0.4 years)	1,513,415	1,505,742
2018-1 CL A1 — 2.55% 2027 (0.5 years)	640,404	636,814
2016-2 CL A — 3.09% 2025 (0.8 years)	2,675,954	2,673,711
2016-3 CL A — 3.05% 2025 (0.9 years)	553,533	552,485
2017-1 CL A — 3.28% 2026 (1.1 years)	517,445	517,339

Springleaf Funding Trust (SLFT)(c)
2015-AA CL A — 3.16% 2024 (0.3 years)	1,896,944	1,894,450
2015-AA CL C — 5.04% 2024 (1.3 years)	6,800,000	6,824,794

Upstart Securitization Trust (UPST)(c)
2018-1 CL A — 3.015% 2025 (0.2 years)	699,121	698,452
2018-2 CL A — 3.33% 2025 (0.6 years)	2,487,338	2,483,754
2017-1 CL C — 6.35% 2024 (1.2 years)	3,000,000	3,058,645
2017-2 CL C — 5.59% 2025 (1.9 years)	2,500,000	2,531,574

Westlake Automobile Receivables Trust (WLAKE)(c)
2018-3A CL A2A — 2.98% 2022 (1.0 years)	3,000,000	2,999,060
Total Asset-Backed Securities (Cost $117,050,278)		116,948,020

Commercial Mortgage-Backed Securities - 3.1%(b)

GPMT Ltd. (GPMT)(c) (d)
2018-FL1 CL A — 3.37938% 2035
(Mthly LIBOR + 90) (1.3 years)	5,000,000	4,984,125
2018-FL1 CL C — 4.62938% 2035 Floating Rate
(Mthly LIBOR + 215) (2.0 years)	3,300,000	3,250,500

PFP Ltd. (PFP)(c)
2017-3 CL B — 4.20513% 2035 Floating Rate
(Mthly LIBOR + 175) (0.1 years)	5,250,000	5,261,209
2017-3 CL C — 4.95513% 2035 Floating Rate
(Mthly LIBOR + 250) (0.2 years)	3,000,000	3,007,185
2017-3 CL D — 5.95513% 2035 Floating Rate
(Mthly LIBOR + 350) (0.5 years)	1,250,000	1,252,331

TPG Real Estate Finance Ltd. (TRTX)(c) (d)
2018-FL1 CL A — 3.20513% 2035 Floating Rate
(Mthly LIBOR + 75) (0.5 years)	3,401,796	3,383,174
2018-FL1 CL C — 4.35513% 2035 Floating Rate
(Mthly LIBOR + 190) (1.1 years)	4,500,000	4,478,979

VMC Finance LLC (VMC)(c)
2018-FL1 CL A — 3.27513% 2035 Floating Rate
(Mthly LIBOR + 82) (0.8 years)	1,779,859	1,780,509

VSD LLC (VSD)(c)
2017-PLT1 CL A — 3.6% 2043 (0.2 years)	1,330,681	1,329,558
Total Commercial Mortgage-Backed Securities (Cost $28,783,701)		28,727,570

Mortgage-Backed Securities - 17.5%(b)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3844 CL AG — 4.0% 2025 (0.0 years)	10,337	10,325
4281 CL AG — 2.5% 2028 (2.1 years)	1,117,190	1,095,385
3649 CL BW — 4.0% 2025 (2.3 years)	1,487,011	1,515,162
2952 CL PA — 5.0% 2035 (2.9 years)	432,855	448,435
3620 CL PA — 4.5% 2039 (3.9 years)	1,052,792	1,097,523
4107 CL LA — 2.5% 2031 (4.5 years)	6,957,647	6,656,584
3842 CL PH — 4.0% 2041 (4.7 years)	1,151,495	1,198,992
3003 CL LD — 5.0% 2034 (4.9 years)	1,143,699	1,237,265
4107 CL LW — 1.75% 2027 (7.2 years)	3,920,537	3,556,119
		16,815,790

	$ Principal
	Amount	$ Value
Pass-Through Securities
G18190 — 5.5% 2022 (1.4 years)	15,106	15,536
G13300 — 4.5% 2023 (1.7 years)	95,560	98,555
G18296 — 4.5% 2024 (2.0 years)	254,743	262,770
G18306 — 4.5% 2024 (2.0 years)	530,626	547,325
G13517 — 4.0% 2024 (2.0 years)	361,791	371,233
G18308 — 4.0% 2024 (2.0 years)	548,924	563,268
J13949 — 3.5% 2025 (2.6 years)	3,371,688	3,419,243
E02804 — 3.0% 2025 (2.7 years)	2,082,581	2,089,953
J14649 — 3.5% 2026 (2.7 years)	2,664,289	2,698,297
E02948 — 3.5% 2026 (2.8 years)	5,812,852	5,886,692
J16663 — 3.5% 2026 (2.9 years)	5,213,247	5,279,270
E03033 — 3.0% 2027 (3.0 years)	3,281,723	3,294,624
E03048 — 3.0% 2027 (3.0 years)	6,243,760	6,268,788
G01818 — 5.0% 2035 (5.0 years)	1,317,159	1,398,686
		32,194,240
		49,010,030

Federal National Mortgage Association
Collateralized Mortgage Obligations
2010-145 CL PA — 4.0% 2024 (1.1 years)	366,406	367,526
2010-54 CL WA — 3.75% 2025 (1.7 years)	649,280	651,799
		1,019,325
Pass-Through Securities
MA0464 — 3.5% 2020 (0.7 years)	446,260	451,935
357985 — 4.5% 2020 (0.8 years)	18,255	18,591
888595 — 5.0% 2022 (1.1 years)	65,838	66,986
888439 — 5.5% 2022 (1.2 years)	73,819	75,629
AD0629 — 5.0% 2024 (1.4 years)	279,593	285,477
995960 — 5.0% 2023 (1.4 years)	247,717	253,076
995693 — 4.5% 2024 (1.7 years)	507,741	522,755
AL0471 — 5.5% 2025 (1.7 years)	1,227,326	1,275,349
AR8198 — 2.5% 2023 (1.7 years)	3,550,689	3,556,718
AE0031 — 5.0% 2025 (1.8 years)	487,885	498,955
MA1502 — 2.5% 2023 (1.8 years)	2,918,464	2,923,414
995692 — 4.5% 2024 (1.9 years)	424,485	437,065
995755 — 4.5% 2024 (2.0 years)	673,126	693,198
890112 — 4.0% 2024 (2.0 years)	343,592	351,870
930667 — 4.5% 2024 (2.0 years)	419,483	431,947
AA4315 — 4.0% 2024 (2.0 years)	724,669	742,171
MA0043 — 4.0% 2024 (2.0 years)	279,928	286,672
AA5510 — 4.0% 2024 (2.0 years)	169,504	173,592
931739 — 4.0% 2024 (2.2 years)	188,328	192,890
AD7073 — 4.0% 2025 (2.4 years)	603,560	618,156
310139 — 3.5% 2025 (2.6 years)	4,037,173	4,088,516
AH3429 — 3.5% 2026 (2.6 years)	10,570,465	10,719,529
AB1769 — 3.0% 2025 (2.6 years)	1,944,739	1,952,011
AB2251 — 3.0% 2026 (2.8 years)	2,424,488	2,433,566
AB3902 — 3.0% 2026 (3.0 years)	1,563,861	1,569,745
AK3264 — 3.0% 2027 (3.1 years)	3,946,102	3,960,908
AB4482 — 3.0% 2027 (3.1 years)	3,701,326	3,715,245
AL1366 — 2.5% 2027 (3.2 years)	2,786,738	2,750,418
MA0587 — 4.0% 2030 (4.2 years)	4,079,138	4,192,200
555531 — 5.5% 2033 (4.5 years)	2,645,412	2,854,415
725232 — 5.0% 2034 (4.6 years)	240,551	255,629
995112 — 5.5% 2036 (4.8 years)	1,149,523	1,239,293
		53,587,921
		54,607,246

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.0 years)	7,046,959	7,056,194

Non-Government Agency
Collateralized Mortgage Obligations
Citigroup Mortgage Loan Trust, Inc. (CMLTI)(c) (f)
2014-A CL A — 4.0% 2035 (3.6 years)	1,259,792	1,288,536

	$ Principal
	Amount	$ Value
COLT Funding LLC (COLT)(c) (f)
2017-2 CL A1A — 2.415% 2047 (1.0 years)	2,569,577	2,559,391

Deephaven Residential Mortgage Trust (DRMT)(c)
2018-4A CL A1 — 4.08% 2058 (2.1 years)	4,919,786	4,965,930

Flagstar Mortgage Trust (FSMT)(c) (f)
2017-1 CL 2A2 — 3.0% 2047 (4.5 years)	2,957,520	2,926,370

J.P. Morgan Mortgage Trust (JPMMT)(c) (f)
2014-2 CL 2A2 — 3.5% 2029 (2.9 years)	3,221,267	3,228,312
2017-3 CL 2A2 — 2.5% 2047 (4.2 years)	11,061,621	10,707,949
2014-5 CL A1 — 2.98529% 2029 (4.9 years)	6,307,725	6,251,575
2016-3 CL 2A1 — 3.0% 2046 (5.3 years)	2,696,164	2,663,107
2018-6 CL 2A2 — 3.0% 2048 (6.5 years)	4,356,303	4,298,317

Sequoia Mortgage Trust (SEMT)(f)
2012-1 CL 1A1 — 2.865% 2042 (3.1 years)	562,025	564,147
2013-4 CL A3 — 1.55% 2043 (5.2 years)	6,167,314	5,884,060
2017-CH1 CL A11 — 3.5% 2047 (5.8 years)(c)	2,925,275	2,920,332
2012-4 CL A1 — 3.5% 2042 (10.4 years)	2,417,880	2,390,888
		50,648,914
Total Mortgage-Backed Securities (Cost $161,341,881)		161,322,384

Taxable Municipal Bonds - 0.2%

Kansas Development Finance Authority Revenue, Series 2015H
2.258% 4/15/19	1,000,000	998,070
2.608% 4/15/20	500,000	497,350
2.927% 4/15/21	750,000	748,665
Total Taxable Municipal Bonds (Cost $2,250,000)		2,244,085

U.S. Treasury - 25.9%

U.S. Treasury Notes
1.5% 10/31/19	15,000,000	14,863,125
1.375% 1/31/20	15,000,000	14,805,121
1.625% 3/15/20	15,000,000	14,833,760
1.375% 8/31/20	10,000,000	9,812,491
2.125% 8/31/20	15,000,000	14,901,827
2.75% 9/30/20	25,000,000	25,094,615
2.0% 11/30/20	20,000,000	19,815,793
1.125% 2/28/21	15,000,000	14,567,928
2.25% 3/31/21	12,000,000	11,938,728
1.375% 4/30/21	10,000,000	9,753,759
2.625% 6/15/21	10,000,000	10,034,200
1.125% 7/31/21	15,000,000	14,495,334
2.0% 7/31/22	17,000,000	16,724,195
2.0% 2/15/23	7,500,000	7,356,261
1.5% 2/28/23	15,000,000	14,415,100
2.0% 5/31/24	15,000,000	14,598,280
2.25% 10/31/24	10,000,000	9,836,463
Total U.S. Treasury (Cost $240,574,317)		237,846,980

Common Stocks - 0.4%

Redwood Trust, Inc. (Cost $2,221,259)	250,000	3,767,500

Cash Equivalents - 0.1%
	Shares	$ Value
State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.27%(a)	459,225	459,225
Total Cash Equivalents (Cost $459,225)		459,225
Total Investments in Securities (Cost $920,301,452)		914,887,812
Other Assets Less Other Liabilities — 0.5%		4,664,635
Net Assets - 100%		919,552,447
Net Asset Value Per Share - Investor Class		12.06
Net Asset Value Per Share - Institutional Class		12.08

(a) Rate presented represents the annualized 7-day yield at December 31, 2018.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity
(e) Annual sinking fund
(f) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

ULTRA SHORT GOVERNMENT FUND

Schedule of Investments
December 31, 2018

Corporate Bonds - 6.5%
	$ Principal
	Amount	$ Value
American Express Credit Corp. 2.125% 3/18/19	2,300,000	2,296,317

AT&T Inc. 2.3% 3/11/19	350,000	349,394

Bank of America Corp. 5.49% 3/15/19	900,000	904,130

Citibank, N.A.
2.0% 3/20/19	595,000	593,534
3.132% 3/20/19 Floating Rate (Qtrly LIBOR + 34)	750,000	750,206

MidAmerican Energy Co. 2.4% 3/15/19	800,000	799,159

Morgan Stanley 2.45% 2/01/19	500,000	499,765

RELX plc 8.625% 1/15/19	800,000	801,388

Simon Property Group, LP 2.2% 2/01/19	269,000	268,748
Total Corporate Bonds (Cost $7,263,811)		7,262,641

Asset-Backed Securities - 8.2%

Ascentium Equipment Receivables Trust (ACER)(b)
2018-1A CL A1 — 2.5% 2019 (0.1 years)	188,210	188,211
2016-1A CL D — 5.23% 2020 (0.8 years)	475,000	481,064

CarMax Auto Owner Trust (CARMX)
2018-1 CL A2B — 2.60513% 2021 Floating Rate
(Mthly LIBOR + 15) (0.5 years)	651,963	651,718
2014-4 CL C — 2.44% 2020 (0.8 years)	1,040,000	1,039,690

Commercial Credit Group Receivables Trust (CCG)(b)
2018-2 CL A1 — 2.47% 2019 (0.2 years)	1,017,740	1,017,040

Credit Acceptance Auto Loan Trust (CAALT)(b)
2016-2A CL B — 3.18% 2024 (0.4 years)	755,000	754,453

Drive Auto Receivables Trust (DRIVE)
2018-4 CL A2A — 2.78% 2020 (0.4 years)	1,000,000	998,973

Exeter Automobile Receivables Trust (EART)(b)
2018-2A CL A — 2.79% 2021 (0.3 years)	223,785	223,408
2018-3A CL A — 2.9% 2022 (0.5 years)	693,868	693,032

Great America Leasing Receivables (GALC)(b)
2016-1 CL A4 — 1.99% 2022 (0.6 years)	1,432,094	1,422,483

Marlette Funding Trust (MFT)(b)
2018-3A CL A — 3.2% 2028 (0.8 years)	375,379	374,997

SoFi Consumer Loan Program LLC (SCLP)(b)
2017-6 CL A1 — 2.2% 2026 (0.4 years)	864,160	859,779

Upstart Securitization Trust (UPST)(b)
2017-1 CL A — 2.639% 2024 (0.1 years)	553,197	552,661
Total Asset-Backed Securities (Cost $9,262,899)		9,257,509

U.S. Treasury - 82.9%	$ Principal
	Amount
	or Shares	$ Value
U.S. Treasury Notes
1.125% 1/15/19	4,000,000	3,998,367
1.375% 2/28/19	15,500,000	15,475,047
1.5% 5/31/19	15,000,000	14,939,669
0.75% 7/15/19	9,000,000	8,914,338
1.625% 7/31/19	29,300,000	29,144,865
1.75% 9/30/19	16,000,000	15,897,412
1.0% 11/15/19	5,000,000	4,930,109
Total U.S. Treasury (Cost $93,294,035)		93,299,807

Cash Equivalents - 2.2%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.27%(a)	2,448,887	2,448,887
Total Cash Equivalents (Cost $2,448,887)		2,448,887
Total Investments in Securities (Cost $112,269,632)		112,268,844
Other Assets Less Other Liabilities — 0.2%		240,537
Net Assets - 100%		112,509,381
Net Asset Value Per Share		10.00

(a) Rate presented represents the annualized 7-day yield at December 31, 2018.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally, to qualified institutional buyers.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
December 31, 2018

Municipal Bonds - 97.4%
	% of Net	$ Principal
	Assets	Amount	$ Value
California	0.5
San Diego County Regional Airport Authority, Subordinate Airport
Revenue, Series 2017B, AMT, 5.0%, 7/01/25		200,000	230,968

Colorado	0.3
Colorado Bridge Enterprise, Senior Revenue, Central 70 Project,
Series 2017, AMT, 4.0%, 12/31/23		100,000	106,469

Florida	1.4
Greater Orlando Aviation Authority, Priority Subordinated Airport
Facilities Revenue, Series 2017A, AMT, 5.0%, 10/01/25		500,000	573,445

Nebraska	90.6
Blair, Water System Revenue, Series 2016, AMT,
2.65%, 12/15/24		100,000	96,777
2.85%, 12/15/25		100,000	97,043
3.0%, 12/15/26		100,000	95,883
3.1%, 12/15/27		100,000	94,730
3.2%, 12/15/28		100,000	94,035
3.35%, 12/15/29		100,000	93,688
3.5%, 12/15/30		100,000	93,474

Buffalo County, General Obligation, Kearney Public Schools
District 0007, Series 2016, 3.0%, 12/15/24		250,000	260,102

Cass County, General Obligation, Refunding, Weeping Water Public
School District 0022, Series 2017
2.05%, 12/15/25		375,000	357,322
2.2%, 12/15/26		250,000	239,140

Chadron, Sales Tax and General Obligation, Aquatic Center,
Series 2016, 1.6%, 7/15/22		400,000	388,040

Columbus, Combined Revenue, Refunding, Series 2016, AGM Insured
4.0%, 12/15/26		100,000	111,593
4.0%, 12/15/27		100,000	110,905

Cornhusker Public Power District, Electric System Revenue, Refunding,
Series 2014, 2.25%, 7/01/22		260,000	260,421

Dawson Public Power District, Electric System Revenue,
Refunding, Series 2016A
2.0%, 6/15/26		170,000	163,290
2.1%, 6/15/27		105,000	98,639
Series 2016B
2.5%, 6/15/28		135,000	130,040
3.0%, 6/15/29		245,000	245,056
3.0%, 6/15/30		355,000	353,392

Douglas County, Educational Facility Revenue, Refunding,
Creighton University Project, Series 2010A, 5.6%, 7/01/25,
Pre-Refunded 7/01/20 @ 100		400,000	421,704

Douglas County, General Obligation,
Omaha Public School District 0001, Series 2016,
5.0%, 12/15/29		350,000	412,450
Westside Community School District 0066, Series 2015,
2.5%, 12/01/22		250,000	253,450

Douglas County, Hospital Authority #2, Revenue,
Madonna Rehabilitation Hospital Project, Series 2014,
5.0%, 5/15/26		500,000	551,295
Nebraska Medicine, Series 2016, 4.0%, 5/15/32		700,000	737,415

	$ Principal
	Amount	$ Value
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System, Series 2015
4.0%, 11/01/19	110,000	111,613
5.0%, 11/01/20	100,000	104,950
5.0%, 11/01/21	100,000	107,376
5.0%, 11/01/22	250,000	273,820

Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21	370,000	378,725

Hamilton County, General Obligation, Hampton Public School
District 0091, Series 2016, 1.0%, 12/15/19	300,000	296,994

Lincoln-Lancaster County, Public Building Commission,
Lease Revenue, Series 2016, 3.0%, 12/01/25	500,000	522,240

Lincoln, Airport Authority, Revenue, 2014 Series C
2.0%, 7/01/19	190,000	190,270
2.0%, 7/01/21	195,000	195,220

Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	645,471
2.5%, 4/01/21	925,000	932,243

Lincoln, Electric System Revenue, Refunding,
Series 2012
5.0%, 9/01/21	1,000,000	1,080,860
5.0%, 9/01/28	1,000,000	1,097,580

Lincoln, General Obligation, Highway Allocation Fund,
Refunding, Series 2016
5.0%, 5/15/22	100,000	110,199
5.0%, 5/15/23	135,000	152,273

Lincoln, General Obligation, West Haymarket Joint Public Agency,
Series 2011, 5.0%, 12/15/26	300,000	325,923

Madison County, Hospital Authority #1, Revenue,
Faith Regional Health Services Project, Series 2018,
3.0%, 7/01/19	100,000	100,293
Refunding, Faith Regional Health Services Project, Series 2017A
5.0%, 7/01/21	475,000	503,187
5.0%, 7/01/23	250,000	273,627

Metropolitan Utilities District of Omaha, Gas System Revenue,
Series 2018, 4.0%, 12/01/27	450,000	488,416

Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding,
2009 Series A, BHAC Insured,
5.0%, 4/01/20, Pre-Refunded 4/01/19 @ 100	500,000	504,050
2012 Series A, 5.0%, 4/01/29	300,000	323,709
2016 Series A
5.0%, 4/01/21	250,000	266,260
5.0%, 4/01/27	350,000	409,636

	$ Principal
	Amount	$ Value
Nebraska, Certificates of Participation,
Series 2015C
1.45%, 9/15/19	360,000	357,959
1.7%, 9/15/20	200,000	199,498
Series 2016A, 2.0%, 2/15/19	750,000	750,217
Series 2017B, 1.35%, 7/15/20	785,000	773,453
Series 2018A, 2.1%, 7/15/21	860,000	862,116

Nebraska Investment Financial Authority, Single Family Housing Revenue,
2016 Series C, 1.85%, 3/01/23	100,000	98,497

Nebraska Public Power District, Revenue,
2012 Series A
4.0%, 1/01/21	500,000	520,755
5.0%, 1/01/21	500,000	530,500
2015 Series A-2, 5.0%, 1/01/24	250,000	271,162
2016 Series C
4.0%, 1/01/19	880,000	880,000
5.0%, 1/01/35	480,000	543,725

Nebraska State Colleges, Facilities Corp., Deferred Maintenance
Revenue, Refunding, Series 2016, AGM Insured, 4.0%, 7/15/28	750,000	809,677

Nebraska State Colleges, Student Fees and Facilities Revenue,
Wayne State College Project, Series 2016, 3.0%, 7/01/19	120,000	120,635

North Platte, Sewer System Revenue, Refunding, Series 2015,
3.0%, 6/15/24	250,000	252,500

Omaha-Douglas County, General Obligation, Public Building
Commission, Series 2014, 5.0%, 5/01/26	725,000	791,729

Omaha, General Obligation, Refunding,
Series 2012B, 3.0%, 11/15/24	400,000	411,644
Various Purpose and Refunding, Series 2016A
4.0%, 4/15/22	815,000	868,945
4.0%, 4/15/23	185,000	200,190

Omaha, Public Facilities Corp., Lease Revenue,
Omaha Baseball Stadium Project
Refunding, Series 2016A, 4.0%. 6/01/28	1,335,000	1,446,165
Series 2009
4.125%, 6/01/25, Pre-Refunded 6/01/19 @ 100	250,000	252,437
5.0%, 6/01/23, Pre-Refunded 6/01/19 @ 100	770,000	780,256
Series 2010, 4.125%, 6/01/29(b)	650,000	665,639

Omaha Public Power District,
Electric System Revenue, 2015 Series A, 2.85% 2/01/27	500,000	508,010
Separate Electric System Revenue, 2015 Series A,
5.0%, 2/01/19	500,000	501,220

Omaha, Sanitary Sewerage System Revenue,
Refunding, Series 2016
5.0%, 4/01/26	250,000	294,798
4.0%, 4/01/31	350,000	373,566
Series 2014, 5.0%, 11/15/22	200,000	222,292

Papillion, General Obligation, Tax Supported Recreational Facilities,
Series 2017, 3.0%, 9/15/24	420,000	431,491

Papillion-La Vista, General Obligation, Sarpy County
School District #27, Refunding, Series 2017A
2.05%, 12/01/24	150,000	149,279
2.2%, 12/01/25	150,000	149,711
2.3%, 12/01/26	275,000	272,847

	$ Principal
	Amount	$ Value
Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement,
Refunding, Series 2017, 5.0%, 12/15/26	185,000	202,569
Series 2015
2.0%, 12/15/20	100,000	100,028
2.25%, 12/15/21	100,000	100,028
4.0%, 12/15/24	100,000	102,785
4.0%, 12/15/25	100,000	102,742

Public Power Generation Agency, Revenue, Refunding,
Whelan Energy Center Unit 2, 2015 Series A, 5.0%, 1/01/28	200,000	224,948

Sarpy County, General Obligation, Bellevue Public School
District 0001, Series 2017
5.0%, 12/15/27	250,000	298,140
5.0%, 12/15/29	550,000	653,824

Sarpy County, Certificates of Participation,
Series 2016, 1.75%, 6/15/26	500,000	471,100

Sarpy County, Recovery Zone Facility Certificates of
Participation, Series 2010, 2.6%, 12/15/19	135,000	136,013

South Sioux City, Combined Electric, Water and Sewer Revenue,
Refunding, Series 2014A
1.9%, 6/01/20	280,000	280,266
2.25%, 6/01/21	250,000	250,753

Southeast Community College Area, Certificates of Participation,
Series 2018, 3.0%, 12/15/22	400,000	414,192

Thayer County, General Obligation Hospital, Refunding,
Series 2017, 1.3%, 9/01/20	400,000	392,576

University of Nebraska, Facilities Corp.,
Lease Rental Revenue, NCTA Education Center/Student Housing
Project, Series 2011, 3.75% 6/15/19	285,000	287,579
Revenue, Refunding, Health Center and College of Nursing
Projects, Series 2016, 5.0%, 7/15/29	380,000	446,283

University of Nebraska, University Revenue,
Kearney Student Housing Project, Series 2017
3.0%, 7/01/25	100,000	103,894
2.5%, 7/01/26	210,000	210,286
3.0%, 7/01/27	100,000	103,263
Lincoln Student Fees and Facilities
Refunding, Series 2012, 5.0%, 7/01/23	750,000	826,373
Series 2015A, 2.0%, 7/01/19	600,000	600,528
Refunding, Omaha Student Housing Project,
Series 2017A, 5.0%, 5/15/30	100,000	118,112

Upper Republican Natural Resources District, Limited Obligation Occupation
Tax, River Flow Enhancement, Refunding, Series 2017B, AGM Insured
4.0%, 12/15/25	245,000	260,298
4.0%, 12/15/27	395,000	417,211

Village of Boys Town, Revenue, Refunding, Boys Town Project,
Series 2017, 3.0%, 9/01/28	700,000	702,324

Washington County, General Obligation, Refunding, Blair Community
School District 0001, Series 2015, 2.5%, 12/15/24	305,000	306,678
		38,558,525

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Texas	4.1
Angelina County Junior College District, Limited Tax General Obligation,
Series 2009, AGM Insured, 4.25%, 2/15/23		250,000	250,772

Austin, Airport System Revenue, Series 2017B, AMT,
5.0%, 11/15/26		250,000	288,393

El Paso International Airport, Revenue, Series 2018, AMT,
5.0%, 8/15/20		500,000	523,325

Harris County, Tax and Subordinate Lien Revenue,
Refunding, Series 2009C, 5.0%, 8/15/23		110,000	112,086

Houston, General Obligation, Public Improvement,
Refunding, Series 2014A, 5.0%, 3/01/26		500,000	564,030
			1,738,606
Washington	0.5
Port of Seattle, Intermediate Lien Revenue,
Series 2017C, AMT, 5.0%, 5/01/26		200,000	230,678
Total Municipal Bonds (Cost $41,738,488)			41,438,691

Cash Equivalents - 1.9%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.27%(a)		820,215	820,215
Total Cash Equivalents (Cost $820,215)			820,215
Total Investments in Securities (Cost $42,558,703)			42,258,906
Other Asset Less Other Liabilities - 0.7%			313,044
Net Assets - 100%			42,571,950
Net Asset Value Per Share			9.80

(a) Rate presented represents the annualized 7-day yield at December 31, 2018.
(b) Annual sinking fund

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

Notes to Schedules of Investments (Unaudited):
(1)	Valuation of Investments
Investments are carried at value determined using the following valuation methods:
•
Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•
Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•	Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices, if available.
•
The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities that are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•	The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.
•	Money market funds are valued at the quoted net asset value.
•
The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third-party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.
(2)	Significant Accounting Policies Relating to Options and Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
The Funds, except for the Ultra Short Government Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.
(3)	Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date).
At December 31, 2018, the cost of investments for Federal income tax purposes is summarized as follows (in U.S. dollars):
	Value	Partners Value	Partners III Opportunity	Hickory	Balanced	Core Plus Income	Short Duration Income	Ultra Short Government	Nebraska Tax-Free Income
Tax cost	500,980,372	419,448,418	288,107,355	149,639,250	107,816,664	57,321,791	920,301,452	112,269,632	42,558,703
At December 31, 2018, the aggregate gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, are summarized as follows (in U.S. dollars):
	Value	Partners Value	Partners III Opportunity	Hickory	Balanced	Core Plus Income	Short Duration Income	Ultra Short Government	Nebraska Tax-Free Income
Appreciation	207,325,205	158,914,964	213,230,423	60,603,824	12,987,574	408,451	4,277,812	11,998	129,498
Depreciation	(31,015,417)	(47,775,597)	(48,911,673)	(20,641,314)	(4,781,708)	(558,234)	(9,691,452)	(12,786)	(429,295)
Net	176,309,788	111,139,367	164,318,750	39,962,510	8,205,866	(149,783)	(5,413,640)	(788)	(299,797)
(4)	Illiquid and Restricted Securities
The Funds own certain securities that have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at December 31, 2018, include the following:
	Acquisition Date	Partners III Opportunity	Hickory
Intelligent Systems Corp.	12/03/91	$ 2,899,379	$ -
LICT Corp.	9/09/96	-	2,128,105
Total cost of illiquid and/or restricted securities		$ 2,899,379	$ 2,128,105
Value at 12/31/18		$ 29,328,400	$ 14,057,763
Percent of net assets at 12/31/18		5.3%	7.4%

(5)	Option Transactions Derivative positions open at December 31, 2018, are summarized as follows:
Gross Notional
		Fair Value at December 31, 2018		Amt Outstanding
Fund	Type of Derivative	Asset Derivatives	Liability Derivatives	December 31, 2018
Partners III	Call options written	$ -	$ -	$ -
Opportunity	Put options written	$ -	$ -	$ -
(6)	Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:
Partners III Opportunity
Name of Issuer	Number of Shares Held March 31, 2018	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2018	Value Dec. 31, 2018	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$ 29,328,400	$ -	$ -
* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(7)	Concentration of Credit Risk
Approximately 91% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.
(8)	Fair Value Measurements
Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
•
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. Agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 1 of the fair value hierarchy.

The following is a summary of the inputs used, in U.S. dollars, as of December 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	652,208,388	-	-	652,208,388
Cash Equivalents	25,081,772	-	-	25,081,772
Total Investments in Securities	677,290,160	-	-	677,290,160

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	508,613,200	-	-	508,613,200
Cash Equivalents	21,974,585	-	-	21,974,585
Total Investments in Securities	530,587,785	-	-	530,587,785

Partners III Opportunity
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks
Information Technology	115,138,500	29,328,400	-	144,466,900
Other	396,128,400	-	-	396,128,400
Cash Equivalents	4,301,205	-	-	4,301,205
Total Investments in Securities	515,568,105	29,328,400	-	544,896,505
Liabilities:
Securities Sold Short	(92,470,400)	-	-	(92,470,400)

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks
Communication Services	55,870,890	14,057,763	-	69,928,653
Other	111,559,830	-	-	111,559,830
Cash Equivalents	8,113,277	-	-	8,113,277
Total Investments in Securities	175,543,997	14,057,763	-	189,601,760

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	54,159,077	-	-	54,159,077
Corporate Bonds	-	21,649,506	-	21,649,506
Corporate Convertible Bonds	-	1,006,879	-	1,006,879
Asset-Backed Securities	-	1,134,238	-	1,134,238
Mortgage-Backed Securities	-	2,550,928	-	2,550,928
U.S. Treasury	-	34,533,088	-	34,533,088
Cash Equivalents	988,814	-	-	988,814
Total Investments in Securities	55,147,891	60,874,639	-	116,022,530

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	14,022,364	-	14,022,364
Corporate Convertible Bonds	-	943,140	-	943,140
Asset-Backed Securities	-	12,526,166	-	12,526,166
Commercial Mortgage-Backed Securities	-	3,115,070	-	3,115,070
Mortgage-Backed Securities	-	2,659,111	-	2,659,111
Taxable Municipal Bonds	-	412,720	-	412,720
U.S. Treasury	-	21,163,437	-	21,163,437
Common Stocks	223,789	-	-	223,789
Cash Equivalents	2,106,211	-	-	2,106,211
Total Investments in Securities	2,330,000	54,842,008	-	57,172,008

Short Duration Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	329,984,672	-	329,984,672
Corporate Convertible Bonds	-	33,587,376	-	33,587,376
Asset-Backed Securities	-	116,948,020	-	116,948,020
Commercial Mortgage-Backed Securities	-	28,727,570	-	28,727,570
Mortgage-Backed Securities	-	161,322,384	-	161,322,384
Taxable Municipal Bonds	-	2,244,085	-	2,244,085
U.S. Treasury	-	237,846,980	-	237,846,980
Common Stocks	3,767,500	-	-	3,767,500
Cash Equivalents	459,225	-	-	459,225
Total Investments in Securities	4,226,725	910,661,087	-	914,887,812

Ultra Short Government
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	7,262,641	-	7,262,641
Asset-Backed Securities	-	9,257,509	-	9,257,509
U.S. Treasury	-	93,299,807	-	93,299,807
Cash Equivalents	2,448,887	-	-	2,448,887
Total Investments in Securities	2,448,887	109,819,957	-	112,268,844

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds	-	41,438,691	-	41,438,691
Cash Equivalents	820,215	-	-	820,215
Total Investments in Securities	820,215	41,438,691	-	42,258,906

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the nine months ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3.
During the nine months ended December 31, 2018, there were no assets in which significant unobservable inputs (Level 3) were used.
For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:         /s/ Wallace R. Weitz
Wallace R. Weitz
President (Principal Executive Officer)

Date:      February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:         /s/ James J. Boyne
James J. Boyne
Treasurer (Principal Financial Officer)

Date:      February 19, 2019